Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of share based compensation [Line Items]
Total share based compensation		$ 9,962	$ 6,241	$ 22,143	$ 7,522
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	711	698	1,290	1,372
RSUs [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	1,098	957	1,944	1,881
PSUs [member]
Disclosure of share based compensation [Line Items]
Cash settled share based compensation		$ 8,153	$ 4,586	$ 18,909	$ 4,269

[1]	Equity settled share based compensation is a non-cash expense.